GMO Emerging Markets Fund
GMO EMERGING MARKETS FUND

GMO TRUST

Amended and Restated Supplement dated December 1, 2018 to the
GMO Trust Prospectus dated June 30, 2018

This supplement amends and restates the supplements dated September 25, 2018 and October 5, 2018 to the GMO Trust Prospectus dated June 30, 2018 (the “Prospectus”).

Effective January 1, 2019, the section appearing on page 60 of the Prospectus captioned “Investment objective” is replaced with the following:

Effective December 1, 2018, the sections appearing on pages 60 and 61 of the Prospectus captioned “Shareholder fees”, “Example” and “Principal investment strategies” are replaced with the following:

Effective January 1, 2019, the table on page 63 of the Prospectus captioned “Average Annual Total Returns” is replaced with the following:

Investment objective
Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Markets Fund	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%	0.40%	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%	0.40%	0.40%	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	179	417	674	1,410
Class III	174	397	639	1,332
Class IV	169	382	612	1,274
Class V	164	373	598	1,248
Class VI	161	363	582	1,213

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	138	372	626	1,352
Class III	132	352	590	1,273
Class IV	127	337	563	1,215
Class V	122	328	550	1,189
Class VI	119	318	534	1,154

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, and macroeconomic factors. In constructing the Fund's portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund's portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO Emerging Markets Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class II	[1]	30.91%	2.37%	(0.03%)	8.23%	Nov. 29, 1996
Class II | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[1],[2]	37.28%	4.35%	1.68%	6.79%	Nov. 29, 1996
Class II | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[1],[3]	37.89%	5.65%	2.50%	7.85%	Nov. 29, 1996
Class III		30.99%	2.43%	0.02%	7.85%	Dec. 09, 1993
Class III | Return After Taxes on Distributions		30.39%	1.95%	(0.83%)	6.54%	Dec. 09, 1993
Class III | Return After Taxes on Distributions and Sale of Fund Shares		18.38%	1.95%	0.29%	6.69%	Dec. 09, 1993
Class III | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[2]	37.28%	4.35%	1.68%	6.04%	Dec. 09, 1993
Class III | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[3]	37.89%	5.65%	2.50%	6.74%	Dec. 09, 1993
Class IV		31.04%	2.46%	0.07%	9.40%	Jan. 09, 1998
Class IV | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[2]	37.28%	4.35%	1.68%	8.48%	Jan. 09, 1998
Class IV | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[3]	37.89%	5.65%	2.50%	9.74%	Jan. 09, 1998
Class V	[4]	31.07%	2.51%	0.11%	10.81%	Aug. 04, 2003
Class V | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[2],[4]	37.28%	4.35%	1.68%	11.24%	Aug. 04, 2003
Class V | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[3],[4]	37.89%	5.65%	2.50%	12.35%	Aug. 04, 2003
Class VI		31.17%	2.55%	0.14%	11.07%	Jun. 30, 2003
Class VI | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[2]	37.28%	4.35%	1.68%	11.62%	Jun. 30, 2003
Class VI | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	[3]	37.89%	5.65%	2.50%	12.66%	Jun. 30, 2003
[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual fund operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual fund operating expenses during such periods upward by the current differential between "Total annual fund operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	Fund's benchmark effective January 1, 2019.
[3]	Effective January 1, 2019, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund's investment strategy.
[4]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.